PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited)
1
Voya Short Duration High Income Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 96.8%
Basic Materials : 4.4%
500,000
(1)
Cleveland-Cliffs, Inc.,
6.750%,
03/15/2026 $ 505,743
1.5
500,000
(1)
INEOS Finance PLC,
6.750%,
05/15/2028 480,741
1.5
500,000
(1)
SCIL IV LLC / SCIL USA
Holdings LLC, 5.375%,
11/01/2026 456,311
1.4
1,442,795
4.4
Communications : 21.0%
100,000  AMC Networks, Inc.,
5.000%,
04/01/2024 98,541
0.3
1,000,000
(1)
Connect Finco Sarl /
Connect US Finco LLC,
6.750%,
10/01/2026 972,216
3.0
500,000
(1)
CSC Holdings LLC,
11.250%,
05/15/2028 485,458
1.5
500,000
(1)
Directv Financing LLC
/ Directv Financing Co-
Obligor, Inc., 5.875%,
08/15/2027 453,405
1.4
1,000,000
(1)
DISH DBS Corp.,
5.250%,
12/01/2026 804,047
2.4
500,000
(1)
DISH Network Corp.,
11.750%,
11/15/2027 488,521
1.5
400,000
(1)
Gen Digital, Inc.,
6.750%,
09/30/2027 399,308
1.2
900,000
(1)
Millennium Escrow
Corp., 6.625%,
08/01/2026 663,445
2.0
250,000  Sprint LLC, 7.625%,
02/15/2025 255,591
0.8
1,000,000  Sprint LLC, 7.875%,
09/15/2023 1,003,315
3.0
500,000
(1)
Townsquare Media, Inc.,
6.875%,
02/01/2026 478,603
1.5
300,000
(1)
Uber Technologies, Inc.,
7.500%,
05/15/2025 303,948
0.9
250,000
(1)
Uber Technologies, Inc.,
8.000%,
11/01/2026 255,072
0.8
250,000
(1)
Univision
Communications, Inc.,
6.625%,
06/01/2027 242,020
0.7
6,903,490
21.0
Consumer, Cyclical : 15.6%
500,000
(1)
Delta Air Lines, Inc.,
7.000%,
05/01/2025 511,022
1.6
500,000  Goodyear Tire &
Rubber Co., 9.500%,
05/31/2025 511,736
1.6
200,000  MGM Resorts
International, 6.750%,
05/01/2025 200,641
0.6
800,000
(1)
Mileage Plus Holdings
LLC / Mileage Plus
Intellectual Property
Assets Ltd., 6.500%,
06/20/2027 802,717
2.4
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
700,000
(1)
SeaWorld Parks &
Entertainment, Inc.,
8.750%,
05/01/2025 $ 711,280
2.2
500,000
(1)
Six Flags Theme
Parks, Inc., 7.000%,
07/01/2025 502,949
1.5
150,000
(1)
Taylor Morrison
Communities, Inc.
/ Taylor Morrison
Holdings II, Inc.,
5.625%,
03/01/2024 149,010
0.4
500,000
(1)
VistaJet Malta
Finance PLC /
Vista Management
Holding, Inc., 7.875%,
05/01/2027 449,687
1.4
700,000
(1)
VistaJet Malta
Finance PLC /
Vista Management
Holding, Inc., 9.500%,
06/01/2028 643,353
2.0
250,000
(1)
Wynn Las Vegas LLC
/ Wynn Las Vegas
Capital Corp., 5.500%,
03/01/2025 246,229
0.7
400,000
(1)
ZF North America
Capital, Inc., 6.875%,
04/14/2028 405,474
1.2
5,134,098
15.6
Consumer, Non-cyclical : 8.7%
700,000
(1)
Albion Financing
2SARL, 8.750%,
04/15/2027 650,454
2.0
250,000  HCA, Inc., 5.375%,
02/01/2025 247,942
0.8
750,000
(1)
Legends Hospitality
Holding Co LLC /
Legends Hospitality
Co-Issuer, Inc., 5.000%,
02/01/2026 676,039
2.1
500,000
(1)
Mobius Merger
Sub, Inc., 9.000%,
06/01/2030 439,337
1.3
1,000,000
(1)
RP Escrow Issuer LLC,
5.250%,
12/15/2025 738,760
2.2
100,000
(1)
Shift4 Payments LLC
/ Shift4 Payments
Finance Sub, Inc.,
4.625%,
11/01/2026 93,877
0.3
2,846,409
8.7
Energy : 14.3%
500,000
(1)
CVR Energy, Inc.,
5.250%,
02/15/2025 482,650
1.5
500,000
(1)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 7.125%,
06/01/2028 463,746
1.4

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Short Duration High Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
100,000
(1)
Holly Energy Partners
L.P. / Holly Energy
Finance Corp., 6.375%,
04/15/2027 $ 98,886
0.3
800,000
(1)
Martin Midstream
Partners L.P. / Martin
Midstream Finance
Corp., 11.500%,
02/15/2028 772,568
2.3
1,000,000
(1)
New Fortress
Energy, Inc., 6.500%,
09/30/2026 895,766
2.7
500,000
(1)
New Fortress
Energy, Inc., 6.750%,
09/15/2025 469,565
1.4
250,000  PBF Holding Co. LLC
/ PBF Finance Corp.,
7.250%,
06/15/2025 249,790
0.8
1,100,000
(1)
Sunnova Energy Corp.,
5.875%,
09/01/2026 1,006,388
3.1
250,000
(1)
Venture Global
LNG, Inc., 8.125%,
06/01/2028 254,189
0.8
4,693,548
14.3
Financial : 21.5%
500,000  AerCap Ireland Capital
DAC / AerCap Global
Aviation Trust, 6.500%,
07/15/2025 502,798
1.5
500,000  Air Lease Corp.,
5.850%,
12/15/2027 499,805
1.5
250,000
(1)
Avolon Holdings
Funding Ltd., 6.375%,
05/04/2028 247,551
0.8
625,000
(1)
Bread Financial
Holdings, Inc., 7.000%,
01/15/2026 589,912
1.8
400,000
(1)
Castlelake Aviation
Finance DAC, 5.000%,
04/15/2027 354,572
1.1
250,000
(1)
HAT Holdings I LLC /
HAT Holdings II LLC,
3.375%,
06/15/2026 224,320
0.7
250,000
(1)
Iron Mountain, Inc.,
7.000%,
02/15/2029 250,691
0.8
900,000
(1)
LD Holdings Group
LLC, 6.500%,
11/01/2025 711,270
2.2
750,000
(1)
Macquarie Airfinance
Holdings Ltd., 8.375%,
05/01/2028 761,227
2.3
500,000  Navient Corp., 6.125%,
03/25/2024 496,538
1.5
500,000  Navient Corp., 9.375%,
07/25/2030 497,775
1.5
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
500,000
(1)
Park Intermediate
Holdings LLC / PK
Domestic Property LLC
/ PK Finance Co-Issuer,
7.500%,
06/01/2025 $ 500,550
1.5
250,000
(1)
PennyMac Financial
Services, Inc., 5.375%,
10/15/2025 236,514
0.7
250,000
(1)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 7.250%,
07/15/2028 252,782
0.8
500,000  SLM Corp., 4.200%,
10/29/2025 465,046
1.4
500,000
(1)
United Wholesale
Mortgage LLC, 5.500%,
11/15/2025 476,314
1.4
7,067,665
21.5
Industrial : 5.1%
400,000
(1)
Fortress Transportation
and Infrastructure
Investors LLC, 9.750%,
08/01/2027 413,468
1.3
750,000
(1)
Spirit AeroSystems,
Inc., 7.500%,
04/15/2025 742,065
2.3
500,000
(1)
WESCO Distribution,
Inc., 7.125%,
06/15/2025 505,718
1.5
1,661,251
5.1
Technology : 3.2%
586,000
(1)
Consensus Cloud
Solutions, Inc., 6.000%,
10/15/2026 532,322
1.6
150,000
(1)
Consensus Cloud
Solutions, Inc., 6.500%,
10/15/2028 128,385
0.4
500,000
(1)
Veritas US, Inc. / Veritas
Bermuda Ltd., 7.500%,
09/01/2025 406,418
1.2
1,067,125
3.2
Utilities : 3.0%
500,000
(1)
AmeriGas Partners
L.P. / AmeriGas
Finance Corp., 9.375%,
06/01/2028 508,280
1.5
500,000
(1)
Calpine Corp., 5.250%,
06/01/2026 483,300
1.5
991,580
3.0
Total Corporate Bonds/
Notes
(Cost $31,843,166)
31,807,961
96.8
Total Long-Term
Investments
(Cost $31,843,166)
31,807,961
96.8

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Short Duration High Income Fund
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.3%
Mutual Funds: 1.3%
412,102
(2)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.999%
(Cost $412,102)
$ 412,102
1.3
Total Short-Term
Investments
(Cost $412,102)
412,102
1.3
Total Investments in
Securities
(Cost $32,255,268) $ 32,220,063 98.1
Assets in Excess of
Other Liabilities
632,995 1.9
Net Assets $ 32,853,058 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Rate shown is the 7-day yield as of June 30, 2023.

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Short Duration High Income Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
June 30, 2023
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 31,807,961 $ — $ 31,807,961
Short-Term Investments 412,102 — — 412,102
Total Investments, at fair value $ 412,102 $ 31,807,961 $ — $ 32,220,063
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 319,598
Gross Unrealized Depreciation (354,804)
Net Unrealized Depreciation $ (35,206)